Related Parties (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Jan. 01, 2023	Nov. 30, 2022 $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares		Nov. 30, 2022 $ / shares shares
Related Parties [Line Items]
Service revenue				$ 871
Cost of sales				836
Prepaid expenses and other receivables			0	$ 605
Financial obligations			$ 1,207
Warrants expire term			10 years
Issuance of common shares (in Shares) | shares			47,635,875	47,635,875	[1]
Top of range [member]
Related Parties [Line Items]
Directors receives			$ 4
Vested term		3 years
Bottom of range [member]
Related Parties [Line Items]
Directors receives			$ 1
Vested term		2 years
Directors [Member]
Related Parties [Line Items]
Purchase of option receive shares (in Shares) | shares			3,500
Options [Member]
Related Parties [Line Items]
Vested options		397,886
Grant remaining options		530,514
Nabatech [Member]
Related Parties [Line Items]
Percentage of ownership	33.00%
Common Shares [Member]
Related Parties [Line Items]
Issuance of common shares (in Shares) | shares		928,399				928,399
Share Issued Price Per Share | (per share)		$ (0.12)				$ 0.165

[1]	After retrospective application of SAB 122 – see Note 3a